BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
BASIS OF PRESENTATION
Net income (loss)					$ (5,260,632)		$ (1,020,057)
Accumulated deficit					(6,280,689)		(1,020,057)
Cash					$ 1,301,928		$ 717
Oregon Energy LLC
BASIS OF PRESENTATION
Net income (loss)	$ (17,443)	$ (15,543)	$ 14,946	$ (66,005)		$ (153,783)		$ (773,772)
Accumulated deficit	(13,434,558)		(13,434,558)			(13,449,504)		(13,295,721)
Cash	$ 1,733	$ 6,063	$ 1,733	$ 6,063		$ 16,731		$ 67,339